Derivative Financial Instruments - Schedule of Fair Value of Outstanding Derivative Contracts Recorded As Assets in the Accompanying Consolidated Balance Sheet (Detail) $ in Millions	Dec. 31, 2013 USD ($)
Derivative [Line Items]
Asset derivatives	$ 0.1
Designated as Hedging Instrument
Derivative [Line Items]
Asset derivatives	0.1
Not Designated as Hedging Instrument
Derivative [Line Items]
Asset derivatives	0.0
Other Current Assets [Member] | Designated as Hedging Instrument | Foreign currency exchange contracts
Derivative [Line Items]
Total current assets at fair value	0.0
Other Current Assets [Member] | Designated as Hedging Instrument | Commodity contracts
Derivative [Line Items]
Total current assets at fair value	0.1
Other Current Assets [Member] | Not Designated as Hedging Instrument | Foreign currency exchange contracts
Derivative [Line Items]
Total current assets at fair value	$ 0.0